Consolidated Statements of Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Capital Surplus [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2010	$ 8,497	$ 1,156	$ 2,515	$ (304)	$ 3,241	$ 979	$ 910
Stock-based compensation expense	29		29	33	(33)
Business combination	9						9
Comprehensive income (loss):
Net income (loss)	155				650		(495)
Other comprehensive income (loss), net of tax	(335)					(309)	(26)
Comprehensive income (loss)	(180)						(521)
Dividends to noncontrolling interest	(5)						(5)
Dividends	(354)				(354)
Ending Balance at Dec. 31, 2011	7,996	1,156	2,544	(271)	3,504	670	393
Stock-based compensation expense	11		11	32	(32)
Contribution of noncontrolling interest	765						765
Comprehensive income (loss):
Net income (loss)	(2,188)				(1,158)		(1,030)
Other comprehensive income (loss), net of tax	140					124	16
Comprehensive income (loss)	(2,048)						(1,014)
Dividends to noncontrolling interest	(5)						(5)
Dividends	(355)				(355)
Ending Balance at Dec. 31, 2012	6,364	1,156	2,555	(239)	1,959	794	139
Stock-based compensation expense	26		26	27	(27)
Joint ventures deconsolidation	131					58	73
Comprehensive income (loss):
Net income (loss)	(629)				(500)		(129)
Other comprehensive income (loss), net of tax	185					190	(5)
Comprehensive income (loss)	(444)						(134)
Dividends to noncontrolling interest	(4)						(4)
Dividends	(356)				(356)
Ending Balance at Dec. 31, 2013	$ 5,717	$ 1,156	$ 2,581	$ (212)	$ 1,076	$ 1,042	$ 74